Fair Value Measurement - Valuation Techniques and Quantitative Information About Significant Non-observable Inputs Used In Level 3 Financial Instruments (Detail) - Level 3 of fair value hierarchy [member]
$ in Millions
12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Financial assets, fair value	$ 1,340
Financial liabilities, fair value	(782)
Deposits and other liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Financial liabilities, fair value	(423)
Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Financial assets, fair value	6
Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Financial assets, fair value	26
Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Financial assets, fair value	319
Corporate equity private comanies [member] | Equity securities designated at FVOCI [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Financial assets, fair value	75
Business and government loans [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Financial assets, fair value	482
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Financial liabilities, fair value	(131)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Financial assets, fair value	115
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Financial liabilities, fair value	(119)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Financial assets, fair value	107
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Financial liabilities, fair value	(109)
Corporate equity limited partenrship [member] | Equity securities designated at FVOCI [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Financial assets, fair value	$ 210
Bottom of range [member] | Deposits and other liabilities [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Market volatility	7.70%
Market correlation	(100.00%)
Bottom of range [member] | Corporate equity [member] | Securities mandatorily measured at FVTPL [member] | Multi-period excess earnings method [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Earnings multiple	17.1
Bottom of range [member] | Corporate debt [member] | Securities mandatorily measured at FVTPL [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Discount rate	7.50%
Bottom of range [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Credit spread	0.90%
Bottom of range [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member] | Market approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Market proxy or direct broker quote	0.00%
Bottom of range [member] | Corporate equity private comanies [member] | Equity securities designated at FVOCI [member] | Multi-period excess earnings method [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Revenue multiple	1.5
Bottom of range [member] | Corporate equity private comanies [member] | Equity securities designated at FVOCI [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Discount rate	18.90%
Bottom of range [member] | Business and government loans [member] | Loans mandatorily measured at FVTPL [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Credit spread	0.60%
Discount rate	4.80%
Bottom of range [member] | Credit derivatives [member] | Derivative liabilities [member] | Market approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Market proxy or direct broker quote	0.00%
Bottom of range [member] | Credit derivatives [member] | Derivative Assets [member] | Market approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Market proxy or direct broker quote	0.00%
Bottom of range [member] | Equity derivatives [member] | Derivative liabilities [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Market correlation	20.20%
Bottom of range [member] | Equity derivatives [member] | Derivative Assets [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Market volatility	13.40%
Market correlation	33.30%
Bottom of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Market volatility	12.00%
Top of range [member] | Deposits and other liabilities [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Market volatility	39.20%
Market correlation	100.00%
Top of range [member] | Corporate equity [member] | Securities mandatorily measured at FVTPL [member] | Multi-period excess earnings method [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Earnings multiple	17.1
Top of range [member] | Corporate debt [member] | Securities mandatorily measured at FVTPL [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Discount rate	7.50%
Top of range [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Credit spread	2.30%
Top of range [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member] | Market approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Market proxy or direct broker quote	0.50%
Top of range [member] | Corporate equity private comanies [member] | Equity securities designated at FVOCI [member] | Multi-period excess earnings method [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Revenue multiple	6.9
Top of range [member] | Corporate equity private comanies [member] | Equity securities designated at FVOCI [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Discount rate	18.90%
Top of range [member] | Business and government loans [member] | Loans mandatorily measured at FVTPL [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Credit spread	0.70%
Discount rate	4.80%
Top of range [member] | Credit derivatives [member] | Derivative liabilities [member] | Market approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Market proxy or direct broker quote	18.50%
Top of range [member] | Credit derivatives [member] | Derivative Assets [member] | Market approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Market proxy or direct broker quote	18.50%
Top of range [member] | Equity derivatives [member] | Derivative liabilities [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Market correlation	97.40%
Top of range [member] | Equity derivatives [member] | Derivative Assets [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Market volatility	13.40%
Market correlation	88.40%
Top of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Market volatility	26.80%